Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Summary of Activities Related to Stock Options and Performance Stock Units
The following table summarizes activities related to stock options and performance stock units during the period presented:

Stock Options awards	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2021	8,695,002	$3.07	7.3	$52,941
Granted	2,121,495	6.71
Exercised	(223,323)	1.72
Cancelled and forfeited	(850,643)	4.03

Outstanding at December 31, 2022	9,742,531	$3.80	7.5	$24,659

Vested and exercisable as of December 31, 2022	4,729,547	$2.49	6.5	$18,197
Vested and expected to vest as of December 31, 2022	9,742,531

Summary of Weighted Average Assumptions Used to Estimate Fair Value
The following table summarizes the weighted-average assumptions used to estimate the fair value of stock options granted during the period presented:

Years Ended December 31, 2022
Expected volatility	30.09%
Expected life (years)	5.95
Expected dividend yield	0.00%
Risk-free interest rate	2.84%
Fair value of options	$4.39

Summarizes Restricted Stock Unit Activity
The following table summarizes the Company’s restricted stock unit activity for the period presented:

Restricted Stock Units	Number of shares	Weighted-average Grant Date Fair Value	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2021	773,063	$6.26	7.5	$6,943
Granted	3,767,746	9.11
Vested	(1,380,892)	8.27
Cancelled and forfeited	(210,186)	8.38

Outstanding at December 31, 2022	2,949,731	$8.81	2.7	$18,672

Expected to vest as of December 31, 2022	2,949,731